American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
December 31, 2020

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 109.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.8%
GNMA, VRN, 1.625%, (1-year H15T1Y plus 1.50%), 8/20/47	6,561,706	6,784,131
GNMA, VRN, 2.00%, (1-year H15T1Y plus 1.50%), 4/20/48	9,475,145	9,796,593
GNMA VRN, 2.25%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	2,062,687	2,162,115
GNMA, VRN, 2.50%, (1-year H15T1Y plus 1.50%), 3/20/48	2,774,734	2,874,828
GNMA, VRN, 2.875%, (1-year H15T1Y plus 1.50%), 4/20/38	3,312,422	3,473,787
GNMA, VRN, 3.00%, (1-year H15T1Y plus 1.50%), 2/20/34	3,133,969	3,226,151
GNMA VRN, 3.125%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	2,500,301	2,610,141
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 8/20/49	6,098,126	6,368,249
		37,295,995
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 106.0%
GNMA, 2.00%, TBA	115,000,000	120,251,220
GNMA, 2.50%, TBA	80,000,000	84,678,164
GNMA, 2.50%, 6/20/46 to 12/20/50	90,081,046	95,777,132
GNMA, 3.00%, TBA	40,000,000	41,826,162
GNMA, 3.00%, 2/20/43 to 4/20/50	216,588,762	228,664,495
GNMA, 3.50%, TBA	50,000,000	52,992,574
GNMA, 3.50%, 12/20/41 to 3/20/48	178,621,011	194,157,221
GNMA, 3.50%, 4/20/42(1)	18,185,645	19,779,536
GNMA, 4.00%, 12/20/39 to 5/20/49	81,933,375	89,814,223
GNMA, 4.50%, 7/15/33 to 3/20/49	46,026,256	50,816,541
GNMA, 5.00%, 6/15/33 to 5/20/41	27,003,813	30,882,522
GNMA, 5.50%, 4/15/33 to 8/15/39	16,305,102	18,890,023
GNMA, 6.00%, 2/20/26 to 2/20/39	13,082,104	15,236,035
GNMA, 6.50%, 9/20/23 to 11/15/38	1,759,768	2,083,142
GNMA, 7.00%, 12/20/25 to 12/20/29	320,955	376,587
GNMA, 7.25%, 6/15/23	12,053	12,097
GNMA, 7.50%, 12/20/23 to 2/20/31	74,748	90,581
GNMA, 7.89%, 9/20/22	660	662
GNMA, 8.00%, 11/15/21 to 7/20/30	206,579	215,030
GNMA, 8.25%, 9/20/21 to 2/15/22	20,535	20,628
GNMA, 8.50%, 7/15/21 to 12/15/30	93,286	104,427
GNMA, 8.75%, 6/20/21 to 7/15/27	25,756	25,868
GNMA, 9.00%, 3/20/21 to 12/15/24	11,897	12,062
GNMA, 9.25%, 3/15/25	22,093	22,189
GNMA, 9.50%, 8/15/21 to 7/20/25	24,882	25,142
GNMA, 9.75%, 11/20/21	3,004	3,020
		1,046,757,283
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,054,250,367)		1,084,053,278
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 8.9%
GNMA, Series 2002-13, Class FA, VRN, 0.65%, (1-month LIBOR plus 0.50%), 2/16/32	258,897	258,829
GNMA, Series 2003-110, Class F, VRN, 0.55%, (1-month LIBOR plus 0.40%), 10/20/33	873,165	875,425
GNMA, Series 2003-42, Class FW, VRN, 0.50%, (1-month LIBOR plus 0.35%), 5/20/33	377,573	377,607
GNMA, Series 2003-66, Class HF, VRN, 0.60%, (1-month LIBOR plus 0.45%), 8/20/33	488,314	489,255
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.40%, (1-month LIBOR plus 0.25%), 10/16/33	65,240	65,118
GNMA, Series 2004-76, Class F, VRN, 0.55%, (1-month LIBOR plus 0.40%), 9/20/34	803,825	806,336
GNMA, Series 2005-13, Class FA, VRN, 0.35%, (1-month LIBOR plus 0.20%), 2/20/35	1,799,454	1,795,735
GNMA, Series 2007-5, Class FA, VRN, 0.29%, (1-month LIBOR plus 0.14%), 2/20/37	1,794,070	1,788,967
GNMA, Series 2007-58, Class FC, VRN, 0.65%, (1-month LIBOR plus 0.50%), 10/20/37	1,061,906	1,067,659

GNMA, Series 2007-74, Class FL, VRN, 0.61%, (1-month LIBOR plus 0.46%), 11/16/37	2,767,755	2,780,709
GNMA, Series 2008-18, Class FH, VRN, 0.75%, (1-month LIBOR plus 0.60%), 2/20/38	1,525,732	1,526,159
GNMA, Series 2008-2, Class LF, VRN, 0.61%, (1-month LIBOR plus 0.46%), 1/20/38	1,215,002	1,221,870
GNMA, Series 2008-27, Class FB, VRN, 0.70%, (1-month LIBOR plus 0.55%), 3/20/38	2,506,512	2,519,964
GNMA, Series 2008-61, Class KF, VRN, 0.82%, (1-month LIBOR plus 0.67%), 7/20/38	1,272,847	1,283,033
GNMA, Series 2008-73, Class FK, VRN, 0.91%, (1-month LIBOR plus 0.76%), 8/20/38	1,742,501	1,764,274
GNMA, Series 2008-75, Class F, VRN, 0.68%, (1-month LIBOR plus 0.53%), 8/20/38	2,085,374	2,096,875
GNMA, Series 2008-88, Class UF, VRN, 1.15%, (1-month LIBOR plus 1.00%), 10/20/38	1,154,116	1,164,592
GNMA, Series 2009-127, Class FA, VRN, 0.70%, (1-month LIBOR plus 0.55%), 9/20/38	1,676,005	1,687,659
GNMA, Series 2009-76, Class FB, VRN, 0.75%, (1-month LIBOR plus 0.60%), 6/16/39	667,300	669,155
GNMA, Series 2009-92, Class FJ, VRN, 0.83%, (1-month LIBOR plus 0.68%), 10/16/39	721,262	729,492
GNMA, Series 2010-101, Class FH, VRN, 0.50%, (1-month LIBOR plus 0.35%), 8/16/40	3,579,932	3,586,388
GNMA, Series 2010-121, Class TF, VRN, 0.60%, (1-month LIBOR plus 0.45%), 9/20/40	2,359,996	2,373,478
GNMA, Series 2010-14, Class QF, VRN, 0.60%, (1-month LIBOR plus 0.45%), 2/16/40	5,403,265	5,431,697
GNMA, Series 2010-25, Class FB, VRN, 0.70%, (1-month LIBOR plus 0.55%), 2/16/40	4,155,337	4,186,088
GNMA, Series 2012-105, Class FE, VRN, 0.45%, (1-month LIBOR plus 0.30%), 1/20/41	594,172	594,385
GNMA, Series 2012-38, Class FA, VRN, 0.55%, (1-month LIBOR plus 0.40%), 3/20/42	3,158,204	3,167,644
GNMA, Series 2012-97, Class CF, VRN, 0.60%, (1-month LIBOR plus 0.45%), 8/16/42	2,521,830	2,533,587
GNMA, Series 2013-133, Class F, VRN, 0.50%, (1-month LIBOR plus 0.35%), 2/16/37	6,104,100	6,121,420
GNMA, Series 2013-37, Class F, VRN, 0.42%, (1-month LIBOR plus 0.27%), 3/20/43	6,467,498	6,468,103
GNMA, Series 2015-111, Class FK, VRN, 0.35%, (1-month LIBOR plus 0.20%), 8/20/45	3,823,345	3,814,856
GNMA, Series 2015-80, Class YF, VRN, 0.58%, (1-month LIBOR plus 0.43%), 10/16/40	6,168,830	6,188,562
GNMA, Series 2016-68, Class MF, VRN, 0.45%, (1-month LIBOR plus 0.30%), 5/20/46	1,844,001	1,844,527
GNMA, Series 2019-110, Class F, VRN, 0.60%, (1-month LIBOR plus 0.45%), 9/20/49	15,795,183	15,964,852
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $86,989,987)		87,244,300
TEMPORARY CASH INVESTMENTS(2) — 11.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $50,997,362), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $49,957,444)		49,957,111
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 10/15/23, valued at $63,706,274), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $62,457,416)		62,457,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	526,728	526,728
TOTAL TEMPORARY CASH INVESTMENTS (Cost $112,940,839)		112,940,839
TOTAL INVESTMENT SECURITIES — 130.1% (Cost $1,254,181,193)		1,284,238,417
OTHER ASSETS AND LIABILITIES(3) — (30.1)%		(297,266,234)
TOTAL NET ASSETS — 100.0%		$986,972,183

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	497	March 2021	$68,624,828	$(136,333)

^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $840,768.
(2)Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $334,494.
(3)Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	1,084,053,278	—
U.S. Government Agency Collateralized Mortgage Obligations	—	87,244,300	—
Temporary Cash Investments	526,728	112,414,111	—
	526,728	1,283,711,689	—

Liabilities
Other Financial Instruments
Futures Contracts	136,333	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.